CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2020 USD ($)
Assets:
Cash	$ 56,363
Accounts receivable	426
Inventories - Note 4	12,867
Ore on leach pads	38,041
Prepaids and other, net - Note 5	4,303
Current assets	112,000
Ore on leach pads - Note 4	7,243
Plant, equipment, and mine development, net - Note 6	60,223
Restricted cash	39,677
Other assets - Note 5	13,483
Total assets	232,626
Liabilities:
Accounts payable and accrued expenses	12,280
Debt, net - Notes 10, 20 and 25	5,120
Deferred gain on sale of royalty	124
Other liabilities - Note 9	4,157
Current liabilities	21,681
Warrant liabilities	15,389
Debt, net - Notes 10, 20 and 25	142,665
Deferred gain on sale of royalty - Note 11	29,839
Asset retirement obligation - Note 13	4,785
Other liabilities - Note 9	1,650
Total liabilities	216,009
Commitments and contingencies - Note 23
Stockholders' (deficit) equity - Note 14:
Common stock, $0.0001 par value; 400,000,000 shares authorized; 60,433,395 issued and outstanding at December 31, 2021; and 59,901,306 issued and outstanding at December 31, 2020	6
Additional paid-in capital	537,370
Accumulated deficit	(520,759)
Total stockholders' equity (deficit)	16,617
Total liabilities and stockholders' equity (deficit)	$ 232,626